Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees	$ 2,583	$ 3,109
Managed Containers
Property, Plant and Equipment [Line Items]
Containers, deemed financial liability	$ 17,319	$ 17,449